Pension and Other Employee Benefits	12 Months Ended
Dec. 31, 2020
Pension And Employee Benefits [Abstract]
Pension and Other Employee Benefits
26.	Pension and Other Employee Benefits

Pension

Defined Benefit Pension Plans

PLDT has defined benefit pension plans, operating under the legal name “The Board of Trustees for the account of the Beneficial Trust Fund created pursuant to the Benefit Plan of PLDT Co.” and covering all of our permanent and regular employees.  Certain subsidiaries of PLDT have not yet drawn up a specific retirement plan for its permanent or regular employees.   For the purpose of complying with Revised IAS 19, pension benefit expense has been actuarially computed based on defined benefit plan.

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	22,638	20,683	21,503
Actuarial losses on obligations – economic assumptions	3,507	3,829	(2,611)
Service costs	1,313	1,043	1,063
Interest costs on benefit obligation	1,056	1,338	1,227
Actuarial losses on obligations – experience	265	570	419
Actual benefits paid/settlements	(369)	(4,558)	(887)
Actuarial losses on obligations – demographic assumptions	—	4	—
Curtailments and others	(213)	(271)	(31)
Present value of defined benefit obligations at end of the year	28,197	22,638	20,683
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	13,724	13,539	12,534
Actual contributions	3,227	7,598	5,110
Interest income on plan assets	322	1,360	770
Actual benefits paid/settlements	(369)	(4,558)	(887)
Return on plan assets (excluding amount included in net interest)	(1,904)	(4,215)	(3,988)
Fair value of plan assets at end of the year	15,000	13,724	13,539
Unfunded status – net	(13,197)	(8,914)	(7,144)
Accrued benefit costs	13,342	8,985	7,159
Prepaid benefit costs (Note 19)	145	71	15

Components of net periodic benefit costs:
Service costs	1,313	1,043	1,063
Interest costs – net	734	(22)	457
Curtailment/settlement losses (gains) and other adjustments	(99)	(181)	21
Net periodic benefit costs (Note 5)	1,948	840	1,541

Actual net losses on plan assets amounted to Php1,582 million, Php2,855 million and Php3,218 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Based on the latest actuarial valuation, our expected contribution to the defined benefit plan in 2021 will amount to Php1,880 million.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2020:

(in million pesos)
2021	3,570
2022	295
2023	433
2024	695
2025	882
2026 to 2065	125,132

The average duration of the defined benefit obligation at the end of the reporting period is 8 to 19 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
Rate of increase in compensation	6.0%	6.0%	6.0%
Discount rate	3.5%	4.8%	7.3%

In 2019, we have changed the source of the mortality rates from the 1994 Group Annuity Mortality Table developed by the U.S. Society of Actuaries to the 2017 Philippine Intercompany Mortality Table developed by the Actuarial Society of the Philippines Life Insurance Committee.  Both sources provide separate rates for males and females.  The disability rates were based on the 1952 Disability Study of the U.S. Society of Actuaries for Period 2, Benefit 5 adjusted to suit local experience.

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2020, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(2,869)
	(1%)	3,448

Future salary increases	1%	3,328
	(1%)	(2,835)

PLDT’s Retirement Plan

The Board of Trustees, which manages the beneficial trust fund, is composed of: (i) a member of the Board of Directors of PLDT, who is not a beneficiary of the Plan; (ii) a member of the Board of Directors or a senior officer of PLDT, who is a beneficiary of the Plan; (iii) a senior member of the executive staff of PLDT; and (iv) two persons who are not executives nor employees of PLDT.

Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or
(v) involuntary separation from service.  For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service.  For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%.  In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.

The Board of Trustees of the beneficial trust fund uses an investment approach with the objective of maximizing the long-term expected return of plan assets.

The majority of the Plan’s investment portfolio consists of listed and unlisted equity securities while the remaining portion consists of passive investments like temporary cash investments and fixed income investments.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement.  To effectively manage liquidity risk, the Board of Trustees invests at least the equivalent amount of actuarially computed expected compulsory retirement benefit payments for the year to liquid/semi-liquid assets such as government securities, savings and time deposits with commercial banks.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE.  In order to effectively manage price risk, the Board of Trustees continuously assesses these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Unquoted equity investments	10,728	10,815
Shares of stock	1,903	2,077
Corporate bonds	255	145
Government securities	76	22
Mutual funds	21	9
Total noncurrent financial assets	12,983	13,068
Current Financial Assets
Cash and cash equivalents	1,771	441
Receivables	8	8
Total current financial assets	1,779	449
Total PLDT’s Plan Assets	14,762	13,517
Subsidiaries Plan Assets	238	207
Total Plan Assets of Defined Benefit Pension Plans	15,000	13,724

Investment in shares of stocks is valued using the latest bid price at the reporting date.  Investments in corporate bonds, mutual funds and government securities are valued using the market values at reporting date.

Unquoted Equity Investments

As at December 31, 2020 and 2019, this account consists of:

	2020	2019	2020	2019
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	9,955	10,050
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	542	544
BTFHI	100%	100%	231	221
			10,728	10,815

Investments in MediaQuest

MediaQuest was registered with the Philippine SEC on June 29, 1999 primarily to purchase, subscribe for or otherwise acquire and own, hold, use, manage, sell, assign, transfer, mortgage, pledge, exchange, or otherwise dispose of real and personal property or every kind and description, and to pay thereof in whole or in part, in cash or by exchanging, stocks, bonds and other evidences of indebtedness or securities of this any other corporation.  Its investments include common shares of stocks of various communication, broadcasting and media entities.

Investments in MediaQuest are carried at fair value.  The VIU calculations were derived from cash flow projections over a period of five years based on the 2021 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value.  Other key assumptions used in the cash flow projections include revenue growth rate, direct costs and capital expenditures.  The post-tax discount rates applied to cash flow projections range from 11.6% to 11.7%.  Cash flows beyond the five-year period are determined using 0.0% to 5.0% growth rates.

On May 8, 2012, the Board of Trustees of the PLDT Beneficial Trust Fund approved the issuance by MediaQuest of PDRs amounting to Php6 billion.  The underlying shares of these PDRs are the shares of stocks of Cignal TV held by MediaQuest through Satventures (Cignal TV PDRs).  On the same date, MediaQuest Board of Directors approved the investment in Cignal TV PDRs by ePLDT, which gave ePLDT a 40% economic interest in Cignal TV.  In June 2012, MediaQuest received a deposit for future PDRs subscription of Php4 billion from ePLDT.  Additional deposits of Php1 billion each were received on July 6, 2012 and August 9, 2012.

On January 25, 2013, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php3.6 billion.  The underlying shares of these additional PDRs are the shares of Satventures held by MediaQuest (Satventures PDRs), the holder of which will have a 40% economic interest in Satventures.  Satventures is a wholly-owned subsidiary of MediaQuest and the investment vehicle for Cignal TV.  From March to August 2013, MediaQuest received from ePLDT an amount aggregating to Php3.6 billion representing deposits for future PDRs subscription.  The Satventures PDRs and Cignal TV PDRs were subsequently issued on September 27, 2013, providing ePLDT an effective 64% economic interest in Cignal TV.

Also, on January 25, 2013, the Board of Trustees of the PLDT Beneficial Trust Fund and the MediaQuest Board of Directors approved the issuance of additional MediaQuest PDRs amounting to Php1.95 billion.  The underlying shares of these additional PDRs are the shares of stocks of Hastings held by MediaQuest (Hastings PDRs).  Hastings is a wholly-owned subsidiary of MediaQuest, which holds all the print-related investments of MediaQuest, including equity interests in the three leading newspapers: The Philippine Star, Philippine Daily Inquirer, and Business World.  From June 2013 to October 2013, MediaQuest received from ePLDT an amount aggregating to Php1.95 billion representing deposits for future PDRs subscription.

On February 19, 2014, ePLDT’s Board of Directors approved an additional Php500 million investment in Hastings PDRs.  On March 11, 2014, MediaQuest received from ePLDT an amount aggregating to Php300 million representing deposits for future PDRs subscription.  As at December 31, 2014, total deposit for PDRs subscription amounted to Php2,250 million.

On May 21, 2015, ePLDT’s Board of Directors approved an additional Php800 million investment in Hastings PDRs and settlement of the Php200 million balance of the Php500 million Hastings PDR investment in 2014.  Subsequently, on May 30, 2015, the Board of Trustees of the PLDT Beneficial Trust Fund and the Board of Directors of MediaQuest approved the issuance of Php3,250 million Hastings PDRs.  This provided ePLDT with 70% economic interest in Hastings.  In February 2018, ePLDT entered into a Deed of Assignment with the Board of Trustees of the PLDT Beneficial Trust Fund transferring the Hastings PDRs for Php1,664 million.  See Note 11 – Investments in Associates and Joint Ventures – Investment of ePLDT in MediaQuest PDRs.

In 2018 and 2019, the Board of Trustees of the PLDT Beneficial Trust Fund approved additional investment in MediaQuest amounting to Php2,700 million and Php3,100 million, respectively, to fund MediaQuest’s investment requirements.  The full amount was fully drawn by MediaQuest during 2018 and 2019.

In 2020, the Board of Trustees of the PLDT Beneficial Trust Fund approved the additional investment in MediaQuest amounting to Php1,400 million to fund MediaQuest’s investment requirements.  As at December 31, 2020, MediaQuest has fully drawn the total amount of Php1,400 million.  Loss on changes in fair value of the investment for the year ended December 31, 2020 amounting to Php1,495 million was recognized in the statement of changes in net assets available for plan benefits under “Net fair value gain (loss) on investments.”

Investment in TMBLA

TMBLA was incorporated for the primary purpose of accumulating the savings of its stockholders and lending funds to them for housing programs.  The beneficial trust fund’s total investment into TMBLA amounted to Php119 million consisting of initial direct subscription in shares of stocks of TMBLA in the amount of Php20 million (net of unpaid subscription amounting to Php32 million) and subsequent via a Deed of Pledge amounting to Php99 million  The cumulative change in the fair market values of this investment amounted to Php423 million and Php425 million as at December 31, 2020 and 2019, respectively.

Investment in BTFHI

BTFHI was incorporated for the primary purpose of acquiring voting preferred shares in PLDT and while the owner, holder of possessor thereof, to exercise all the rights, powers, and privileges of ownership or any other interest therein.

On October 26, 2012, BTFHI subscribed to a total of 150 million shares of Voting Preferred Stock of PLDT at a subscription price of Php1.00 per share for a total subscription price of Php150 million.  Total cash dividend income amounted to Php10 million for each of the years ended December 31, 2020, 2019 and 2018.  Dividend receivables amounted to Php2 million each as at December 31, 2020 and 2019.

Shares of Stocks

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Common shares
PSE	1,026	1,161
PLDT	35	26
Others	482	530
Preferred shares	360	360
	1,903	2,077

Dividends earned on PLDT common shares amounted to Php2 million for each of the years ended December 31, 2020, 2019 and 2018.

Preferred shares represent 300 million unlisted preferred shares of PLDT at Php10 par value, net of subscription payable of Php2,640 million as at December 31, 2020 and 2019.  These shares, which bear dividend of 13.5% per annum based on the paid-up subscription price, are cumulative, non-convertible and redeemable at par value at the option of PLDT.  Dividends earned on this investment amounted to Php49 million for each of the years ended December 31, 2020, 2019 and 2018.

Corporate Bonds

Investment in corporate bonds includes various long-term peso and dollar denominated bonds with maturities ranging from January 2021 to September 2027 and fixed interest rates from 3.25% to 6.94% per annum.  Total investment in corporate bonds amounted to Php255 million and Php145 million as at December 31, 2020 and 2019, respectively.

Government Securities

Investment in government securities includes Fixed Rate Treasury Notes and Premyo Bonds bearing interest rate of 5.88% and 1.25% per annum, respectively.  These securities are fully guaranteed by the government of the Republic of the Philippines.  Total investment in government securities amounted Php76 million and Php22 million as at December 31, 2020 and 2019, respectively.

Mutual Funds

Investment in mutual funds includes local equity and offshore funds, which aims to out-perform benchmarks in various indices as part of its investment strategy.  Total investment in mutual funds amounted to Php21 million and Php9 million as at December 31, 2020 and 2019, respectively.

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2020 and 2019 are as follows:

	2020	2019
Investments in listed and unlisted equity securities	86%	96%
Temporary cash investments	12%	3%
Debt and fixed income securities	2%	1%
	100%	100%

Defined Contribution Plans

Smart’s and certain of its subsidiaries’ contributions to the plan are made based on the employees’ years of tenure and range from 5% to 10% of the employee’s monthly salary.  Additionally, an employee has an option to make a personal contribution to the fund, at an amount not exceeding 10% of his monthly salary.  The employer then provides an additional contribution to the fund ranging from 10% to 50% of the employee’s contribution based on the employee’s years of tenure.  Although the plan has a defined contribution format, Smart and certain of its subsidiaries regularly monitor their compliance with Republic Act No. 7641.  As at December 31, 2020 and 2019, Smart and certain of its subsidiaries were in compliance with the requirements of Republic Act No. 7641.

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019	2018
	(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,813	2,804	2,490
Service costs	294	239	314
Interest costs on benefit obligation	118	174	—
Actuarial losses – experience	69	100	—
Actuarial losses – economic assumptions	28	13	—
Actual benefits paid/settlements	(567)	(37)	—
Curtailment and others	20	(480)	—
Present value of defined benefit obligations at end of the year	2,775	2,813	2,804
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	3,084	3,159	2,862
Actual contributions	282	281	297
Interest income on plan assets	142	190	—
Return on plan assets (excluding amount included in net interest)	143	100	—
Actual benefits paid/settlements	—	(37)	—
Others	—	(609)	—
Fair value of plan assets at end of the year	3,651	3,084	3,159
Funded status – net	876	271	355
Accrued benefit costs	—	—	23
Prepaid benefit costs (Note 19)	876	271	378

Components of net periodic benefit costs:
Service costs	294	239	314
Interest income – net	(24)	(16)	—
Curtailment/settlement gain	—	(6)	—
Others	—	(39)	—
Net periodic benefit costs (Note 5)	270	178	314

Smart’s net consolidated pension benefit costs amounted to Php270 million, Php178 million and Php314 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Actual net gains on plan assets amounted to Php285 million, Php290 million and nil for the years ended December 31, 2020, 2019 and 2018, respectively.

Based on the latest actuarial valuation, Smart and certain of its subsidiaries expect to contribute the amount of approximately Php299 million to the plan in 2021.

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2020:

(in million pesos)
2021	75
2022	146
2023	105
2024	153
2025	215
2026 to 2060	1,395

The average duration of the defined benefit obligation at the end of the reporting period is 13 years.

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2020, 2019 and 2018 are as follows:

	2020	2019
Rate of increase in compensation	5.0%	5.0%
Discount rate	3.5%	7.3%

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2020, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(0.9%)	(25)
	3.5%	96

Future salary increases	3.3%	(92)
	(0.9%)	(25)

Smart’s Retirement Plan

The fund is being managed and invested by BPI Asset Management and Trust Corporation, as Trustee, pursuant to an amended trust agreement dated February 21, 2012.

The plan’s investment portfolio seeks to achieve regular income, long-term capital growth and consistent performance over its own portfolio benchmark.  In order to attain this objective, the Trustee’s mandate is to invest in a diversified portfolio of bonds and equities, both domestic and international.  The portfolio mix is kept at 50%, 30% and 20% for fixed income securities, temporary placements and equity securities, respectively.

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2020 and 2019:

	2020	2019
	(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	2,416	1,993
International equities	902	1,114
Domestic equities	832	649
Philippine foreign currency bonds	240	516
International fixed income	74	142
Total noncurrent financial assets	4,464	4,414
Current Financial Assets
Cash and cash equivalents	388	32
Receivables	—	2
Total current financial assets	388	34
Total plan assets	4,852	4,448
Less: Employee’s share, forfeitures and mandatory reserve account	1,201	1,364
Total Plan Assets of Defined Contribution Plans	3,651	3,084

Domestic Fixed Income

Investments in domestic fixed income include Philippine Peso denominated bonds, such as government securities and corporate debt securities, with fixed interest rates from 2.8% to 12.0% per annum.  Total investments in domestic fixed income amounted to Php2,416 million and Php1,993 million as at December 31, 2020 and 2019, respectively.

International Equities

Investments in international equities include exchange traded funds, mutual funds and unit investment trust funds managed by BlackRock, Invesco, and Wellington Management and BPI Asset Management and Trust Corporation.  Total investments in international equities amounted to Php902 million and Php1,114 million as at December 31, 2020 and 2019, respectively.

Domestic Equities

Investments in domestic equities include direct equity investments in common shares listed in the PSE.  These investments earn on stock price appreciation and dividend payments.  Total investment in domestic equities amounted to Php832 million and Php649 million as at December 31, 2020 and 2019, respectively.  This includes investment in PLDT shares with fair value of Php44 million and Php13 million as at December 31, 2020 and 2019, respectively.

Philippine Foreign Currency Bonds

Investments in Philippine foreign currency bonds include U.S. Dollar denominated fixed income instruments issued by the Philippine government and local corporations with fixed interest rates from 2.95% to 10.63% per annum.  Total investment in Philippine foreign currency bonds amounted to Php240 million and Php516 million as at December 31, 2020 and 2019, respectively.

International Fixed Income

Investments in international fixed income include exchange traded funds, mutual funds and unit investment trust funds managed by Pacific Investment Management.  Total investments in international fixed income amounted to Php74 million and Php142 million as at December 31, 2020 and 2019, respectively.

Cash and Cash Equivalents

This pertains to the fund’s excess liquidity in Philippine Peso and U.S. Dollars including investments in time deposits, money market funds and other deposit products of banks with duration or tenor less than a year.

The asset allocation of the Plan is set and reviewed from time to time by the Plan Trustees taking into account the membership profile, the liquidity requirements of the Plan and risk appetite of the Plan sponsor.  This considers the expected benefit cash flows to be matched with asset durations.

The plan assets are primarily exposed to financial risks such as liquidity risk and price risk.

Liquidity risk pertains to the plan’s ability to meet its obligation to the employees upon retirement.  To effectively manage liquidity risk, the Plan Trustees invest a portion of the fund in readily tradeable and liquid investments which can be sold at any given time to fund liquidity requirements.

Price risk pertains mainly to fluctuations in market prices of equity securities listed in the PSE.  In order to effectively manage price risk, the Plan Trustees continuously assess these risks by closely monitoring the market value of the securities and implementing prudent investment strategies.

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2020 and 2019 is as follows:

	2020	2019
Investments in debt and fixed income securities and others	64%	60%
Investments in listed and unlisted equity securities	36%	40%
	100%	100%

Other Long-term Employee Benefits

Cycle 1 TIP

On September 26, 2017, the Board of Directors of PLDT approved the TIP which intends to provide incentive compensation to key officers, executives and other eligible participants who are consistent performers and contributors to the Company’s strategic and financial goals.  The incentive compensation will be in the form of Performance Shares, PLDT common shares of stock, which will be released in three annual grants on the condition, among others, that pre-determined consolidated core net income targets are successfully achieved over three annual performance periods from January 1, 2017 to December 31, 2019.  On September 26, 2017, the Board of Directors approved the acquisition of 860 thousand Performance Shares to be awarded under the TIP.  On March 7, 2018, the ECC of the Board approved the acquisition of additional 54 thousand shares, increasing the total Performance Shares to 914 thousand.  Metrobank, through its Trust Banking Group, is the appointed Trustee of the trust established for purposes of the TIP.  The Trustee is designated to acquire the PLDT common shares in the open market through the facilities of the PSE and administer their distribution to the eligible participants subject to the terms and conditions of the TIP.

On December 11, 2018, the ECC of the Board approved Management’s recommended modifications to the Plan, and partial equity and cash settled set-up was implemented for the 2019 TIP Grant.  The revised set-up includes a fixed number of shares that will be granted (“equity award”) and the estimated fair value of the difference between the number of shares granted in the original equity grant and the equity award will be paid in cash (“cash award”).  The fair value of the cash award is determined at each reporting date using the estimated fair value of the corresponding shares.

As at March 25, 2021, a total of 757 thousand PLDT common shares have been acquired by the Trustee, of which 238 thousand PLDT common shares have been released on March 12, 2020, April 7, 2020 and January 19, 2021 for the 2019 annual grant, and 302 thousand PLDT common shares have been released on March 28, 2019 for the 2018 annual grant, and 204 thousand shares on April 15, 2018 for the 2017 annual grant.  The cash award for the 2019 annual grant that was paid on March 12, 2020 amounted to Php654 million.  The TIP is administered by the ECC of the Board.

Cycle 2 TIP

On August 7, 2020, the ECC approved the adjusted TIP that covers the years 2020 and 2021, and will be settled in cash.  The cash grant will be for the two years covered and payment will be in 2022.  The Cycle 2 TIP will be based on the achievement of the CCNI for the years 2020 and 2021.

This other long-term employee benefit liability is recognized and measured using the projected unit credit method and to be amortized on a straight-line basis over the vesting period.

The expense accrued for the TIP amounted to Php1,134 million, Php638 million and Php208 million for the years ended December 31, 2020, 2019 and 2018, respectively.  The accrued incentive payable, representing the cash settled set-up amounted to Php1,134 million and Php795 million as at December 31, 2020 and 2019, respectively.  See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating Pension Benefit Costs and Other Employee Benefits and Note 5 – Income and Expenses – Compensation and Employee Benefits.